Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000255733
Shareholder Report [Line Items]
Fund Name	LSV Disciplined Value ETF
Class Name	LSV Disciplined Value ETF
Trading Symbol	LSVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the LSV Disciplined Value ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.lsvasset.com/disciplined-value-etf/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/disciplined-value-etf/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Disciplined Value ETF	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 604,995,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 1,110
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investments	0.2%
Utilities	0.8%
Real Estate	1.2%
Energy	1.9%
Materials	2.0%
Consumer Staples	4.0%
Industrials	5.5%
Consumer Discretionary	10.9%
Health Care	11.8%
Financials	12.6%
Communication Services	15.4%
Information Technology	33.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.4%
Apple	4.7%
Alphabet, Cl A	4.5%
Amazon.com	4.3%
Alphabet, Cl C	3.9%
Microsoft	2.9%
Meta Platforms, Cl A	2.3%
JPMorgan Chase	1.6%
Western Digital	1.6%
Applied Materials	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/disciplined-value-etf/